As filed with the Securities and Exchange Commission on September 24, 2009
                                                 Commission File Nos. 333-119659
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ______________

                                    FORM N-4
                                 ______________



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 14            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 157                          |X|
                                 ______________

                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 ______________

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (888) 367-5651

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

             It is proposed that this filing will become effective:

___   immediately upon filing pursuant to paragraph (b)
_X_   on September 28, 2009, pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: This Amendment supplements the prospectus. Part C is also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 13 as filed on April 2, 2009 (Accession No. 0001045032-09-000040), as thereafter supplemented, are hereby incorporated by reference.

                       SUPPLEMENT DATED SEPTEMBER 28, 2009
                    TO THE PROSPECTUS DATED APRIL 6, 2009 FOR

                             PERSPECTIVESM L SERIES

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT I

THIS SUPPLEMENT UPDATES THE PROSPECTUS FOR CONTRACTS SOLD ON OR AFTER APRIL 6, 2009. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE. TO OBTAIN AN ADDITIONAL COPY OF THE PROSPECTUS, PLEASE CONTACT US AT OUR ANNUITY SERVICE CENTER, P.O. BOX 30902, LANSING, MICHIGAN, 48909-8402; 1-800-599-5651; WWW.JACKSON.COM.

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EXPLANATION:

     The purpose of this supplement is to notify you that, effective September 28, 2009, we are offering two new For Life Guaranteed Minimum Withdrawal Benefits named "LifeGuard Freedom 6 GMWB" and "LifeGuard Freedom 6 GMWB with Joint Option", respectively, and a new optional death benefit named "LifeGuard Freedom 6 DB". These optional benefits are replacing our existing "LifeGuard Freedom GMWB", "LifeGuard Freedom GMWB With Joint Option" and "LifeGuard Freedom DB" optional benefits, all of which will no longer be offered effective September 28, 2009. Also effective September 28, 2009, we are no longer offering conversions to these latter three benefits.

     In this supplement you will also see that we have modified the conditions under which your Contract's Administration Charge will be waived and we have made changes concerning certain Investment Divisions available to you under your Contract.

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* Two new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class A Shares:

JNL SERIES TRUST
     JNL/Ivy Asset Strategy Fund
     JNL/Mellon Capital Management Global Alpha Fund

*    Please delete the following Investment Divisions:

JNL SERIES TRUST
     JNL/Credit Suisse Global Natural Resources Fund
     JNL/Goldman Sachs Short Duration Bond Fund

*    Also please note the following fund name changes:

JNL SERIES TRUST

     JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)

     JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)

* Please add the following paragraph and table following the list of funds found on the back of the front page of the prospectus:

     IN ADDITION, THE JNL/PPM AMERICA CORE EQUITY FUND, JNL/S&P RETIREMENT INCOME FUND, JNL/S&P RETIREMENT 2015 FUND, JNL/S&P RETIREMENT 2020 FUND AND THE JNL/S&P RETIREMENT 2025 FUND WERE PREVIOUSLY OFFERED AS FUNDS UNDER THIS CONTRACT. HOWEVER, EFFECTIVE SEPTEMBER 28, 2009, THESE FUNDS WERE MERGED WITH THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, AND JNL/S&P MANAGED GROWTH FUND, RESPECTIVELY, AS OUTLINED BELOW:


                     ------------------------------------------------------------ --------------------------------------
                     -----------------------------------------------------------  --------------------------------------
                     CURRENTLY OFFERED FUNDS                                      PREVIOUSLY OFFERED FUNDS
                     ------------------------------------------------------------ --------------------------------------
                     ------------------------------------------------------------ --------------------------------------
                     JNL/Mellon Capital Management S&P 500 Index Fund             JNL/PPM America Core Equity Fund
                     ------------------------------------------------------------ --------------------------------------
                     ------------------------------------------------------------ --------------------------------------
                     JNL/S&P Managed Moderate Fund                                JNL/S&P Retirement Income Fund
                     ------------------------------------------------------------ --------------------------------------
                     ------------------------------------------------------------ --------------------------------------
                     JNL/S&P Managed Moderate Growth Fund                         JNL/S&P Retirement 2015 Fund
                     ------------------------------------------------------------ --------------------------------------
                     ------------------------------------------------------------ --------------------------------------
                     JNL/S&P Managed Growth Fund                                  JNL/S&P Retirement 2020 Fund
                     ------------------------------------------------------------ --------------------------------------
                     ------------------------------------------------------------ --------------------------------------
                     JNL/S&P Managed Growth Fund                                  JNL/S&P Retirement 2025 Fund
                     ------------------------------------------------------------ --------------------------------------


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* Under FEES AND EXPENSES TABLES, with the fee table entitled "Periodic Expenses," please note that the LifeGuard Freedom DB death benefit is no longer offered as of September 28, 2009. That death benefit is being replaced by LifeGuard Freedom 6 DB:

      ------------------------------------------------------------------------------------------------------------------ ---------
      -----------------------------------------------------------------------------------------------------------------
                              BENEFIT BASED CHARGES
      LifeGuard Freedom 6 DBSM Maximum Annual Charge (only available if the LifeGuard Freedom 6 GMWB is also selected)*   0.60%
      ------------------------------------------------------------------------------------------------------------------ ---------

* The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB. The current and maximum charge for the LifeGuard Freedom 6 DB is 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually). THE CHARGE FOR LIFEGUARD FREEDOM 6 DB IS IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM 6 GMWB.

     The GMWB Death Benefit is equal to the LifeGuard Freedom 6 GWB. If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     For more information about the charge for the LifeGuard Freedom 6 DB, please see "LifeGuard Freedom 6 DB" under "Death Benefit Charges", beginning on page 6 of this supplement. For more information about how the LifeGuard Freedom 6 DB works, please see "LifeGuard Freedom 6 DB" under "Optional Death Benefits", beginning on page 25 of this supplement. For more information about how the LifeGuard Freedom 6 GMWB works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 7 of this supplement.

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*    Under  FEES AND  EXPENSES  TABLES,  with the fee table  entitled  "Periodic
     Expenses," please note that the LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are no longer offered as of September 28, 2009. These guaranteed minimum withdrawal benefits are being replaced by LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option, respectively:


      ------------------------------------------------------------------------------------------------------------------ ---------
      -----------------------------------------------------------------------------------------------------------------
                              BENEFIT BASED CHARGES
      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom 6SM GMWB") *                    1.50%
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom 6 GMWB With Joint         1.86%
         Option") **
      ------------------------------------------------------------------------------------------------------------------ ---------

* The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

     The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 5 of this supplement. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 7 of this supplement.

** The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

     The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 5 of this supplement. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up" beginning on page 16 of this supplement.

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* Under FEES AND EXPENSES TABLES, with the fee table entitled "Periodic Expenses," please replace footnote 7 with the following.

(8) For Contracts purchased ON OR AFTER SEPTEMBER 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

     For Contracts purchased BEFORE SEPTEMBER 28, 2009, this charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

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* Under FEES AND EXPENSES TABLES, with the fee table entitled "Fund Operating Expenses," please note the fund changes.

     * Please change the name of JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund.

     *    Please delete the following funds:

          JNL/Goldman Sachs Short Duration Bond Fund
          JNL/PPM America Core Equity Fund
          JNL/S&P Retirement Income Fund
          JNL/S&P Retirement 2015 Fund
          JNL/S&P Retirement 2020 Fund
          JNL/S&P Retirement 2025 Fund

     *    Please add the following funds:


------------------------------------------------------------ --------------- ------------ ------------ -------------- --------------
------------------------------------------------------------
                    FUND OPERATING EXPENSES
    (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET                                             ACQUIRED
                             ASSETS)                                                                     FUND FEES
                                                               MANAGEMENT                              AND EXPENSES        ANNUAL
                                                                  and          SERVICE       OTHER           C           OPERATING
                           FUND NAME                          ADMIN FEE A    (12B-1) FEE  EXPENSES B                      EXPENSES
------------------------------------------------------------ --------------- ------------ ------------ -------------- --------------
------------------------------------------------------------ --------------- ------------ ------------ -------------- --------------
JNL/Ivy Asset Strategy                                           1.05%          0.20%        0.01%         0.00%           1.26%
------------------------------------------------------------ --------------- ------------ ------------ -------------- --------------
------------------------------------------------------------ --------------- ------------ ------------ -------------- --------------
JNL/Mellon Capital Management Global Alpha                       1.15%          0.20%        0.01%         0.00%           1.36%
------------------------------------------------------------ --------------- ------------ ------------ -------------- --------------
------------------------------------------------------------ --------------- ------------ ------------ -------------- --------------
JNL/T. Rowe Price Short-Term Bond                                0.54%          0.20%        0.00%         0.02%           0.76%
------------------------------------------------------------ --------------- ------------ ------------ -------------- --------------

     * Please delete the second paragraph in footnote A in its entirety and replace it with the following:

The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Commodity Securities Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

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* Under THE FIXED ACCOUNT, please replace the first paragraph with the following.

     Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

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* Under INVESTMENT DIVISIONS, with the JNL SERIES TRUST, please add the following information about the newly available funds.

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JNL/CREDIT SUISSE COMMODITY SECURITIES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

          Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

          Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."

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JNL/IVY ASSET STRATEGY FUND
     Jackson National Asset Management, LLC (and Ivy Investment Management Company)

          Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

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JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Company)

          Seeks total return by using a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund seeks to provide returns that are largely independent of market moves.

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JNL/T. ROWE PRICE SHORT-TERM BOND FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

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* Under INVESTMENT DIVISIONS, with the JNL SERIES TRUST, please delete the fund objective for the following corresponding Funds.

          JNL/Credit Suisse Global Natural Resources Fund
          JNL/Goldman Sachs Short Duration Bond Fund
          JNL/PPM America Core Equity Fund
          JNL/S&P Retirement Income Fund
          JNL/S&P Retirement 2015 Fund
          JNL/S&P Retirement 2020 Fund
          JNL/S&P Retirement 2025 Fund

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* Under CONTRACT CHARGES, in the subsection entitled "Administration Charge", please replace the last two sentences of the paragraph with the following.

     For Contracts purchased ON OR AFTER SEPTEMBER 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

     For Contracts purchased BEFORE SEPTEMBER 28, 2009, this charge is waived on initial premiums of $1 million or more but we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals during the first Contract Year cause the Contract Value to fall below $1 million.

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* Under CONTRACT CHARGES, after the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option ") Charge," please insert the following two new subsections:

     FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM 6 GMWB") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life
     Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 7 of this supplement. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. PLEASE BE AWARE THAT ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

     The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 13 of this supplement. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 7 of this supplement. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 52 of the prospectus for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

     NOTE: THE ABOVE SECTION DESCRIBES THE CHARGE FOR THE LIFEGUARD FREEDOM 6 GMWB ONLY. IF YOU PURCHASE THE LIFEGUARD FREEDOM 6 DB, ADDITIONAL CHARGES APPLY FOR THAT BENEFIT. PLEASE SEE "OPTIONAL DEATH BENEFIT - LIFEGUARD FREEDOM 6 DB CHARGE" UNDER "CONTRACT CHARGES", BEGINNING ON PAGE 6 OF THIS SUPPLEMENT FOR DETAILS.

     JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM 6 GMWB WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 16 of this supplement. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. PLEASE BE AWARE THAT ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

     The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal
     Benefit With Bonus And Annual Step-Up" beginning on page 23 of this supplement. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 16 of this supplement. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 52 of the prospectus for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

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* Under CONTRACT CHARGES, after the subsection entitled "OPTIONAL DEATH BENEFIT - LIFEGUARD FREEDOM DB CHARGE,"please insert the following new subsection:

     OPTIONAL DEATH BENEFIT - LIFEGUARD 6 FREEDOM DB CHARGE. There is no additional charge for the Contract's basic death benefit. However, if you select the LIFEGUARD FREEDOM 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom 6 DB, you will pay 0.05% of the GMWB Death Benefit each Contract Month (0.60% ANNUALLY). THE CHARGE FOR LIFEGUARD FREEDOM 6 DB, WHICH IS BASED ON A PERCENTAGE OF THE GMWB DEATH BENEFIT, IS SEPARATE FROM AND IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM 6 GMWB, WHICH IS BASED ON A PERCENTAGE OF THE GUARANTEED WITHDRAWAL BALANCE (GWB) AND PAID EACH CONTRACT MONTH AT THE RATE OF 0.96% ANNUALLY. For more information about the GMWB Death Benefit, please see "LifeGuard Freedom 6 DB" under "Optional Death Benefits", beginning on page 25 of this supplement. For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 5 of this supplement, and for benefit information, including the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 7 of this supplement.

     We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. We stop deducting this charge on the date you annuitize.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "Guaranteed Minimum Withdrawal Benefit Important Special Considerations," please add the following paragraph as the last paragraph in the subsection.

     Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

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* Under ACCESS TO YOUR MONEY, after the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("Lifeguard Freedom GMWB With Joint Option"), please insert the following two new subsections:

     FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM 6 GMWB"). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     Or

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

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Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 64                  4%
     65 - 74                  5%
     75 - 80                  6%
       81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See "Contract Value is Zero" below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; Or

     *    Zero.

     The GAWA:

     *    Is unchanged while the For Life Guarantee is in effect; Otherwise

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.

---- -- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). IN RECALCULATING THE GWB, THE GWB COULD BE REDUCED BY MORE THAN THE WITHDRAWAL AMOUNT. THE GAWA IS ALSO LIKELY TO BE REDUCED. THEREFORE, PLEASE NOTE THAT WITHDRAWING MORE THAN THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, IN A CONTRACT YEAR MAY HAVE A SIGNIFICANTLY NEGATIVE IMPACT ON THE VALUE OF THIS BENEFIT.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

          o    The GWB after the withdrawal.

-- --- ------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 171.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. We monitor for whether your requested RMD exceeds the standardized calculation for your contract and we will impose the applicable charges, if necessary, which will be reflected in the confirmation of the transaction. For information regarding the standardized calculation for your contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 76th birthday, Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

     * The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.

--- -- --------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a "Step-Up").

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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WITH A STEP-UP -

     The GWB equals the Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

     * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, Or

     *    The GAWA prior to Step-Up.

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PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. PLEASE BE AWARE THAT ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the "Bonus" subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; Or

     *    Zero.

     The GAWA:

     *    Is unchanged so long as the For Life Guarantee is in effect; Otherwise

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

--- -- --------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          *    The GWB adjustment provision is void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract without this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 171.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 52 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
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     * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

     * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * With any Step-Up (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 6% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
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JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM 6 GMWB WITH JOINT OPTION"). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     Or

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

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Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

          Ages                GAWA Percentage
------------------------- ------------------------
------------------------- ------------------------
        45 - 64                     4%
        65 - 74                     5%
        75 - 80                     6%
          81+                       7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See "Contract Value is Zero" below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; Or

     *    Zero.

     The GAWA:

     *    Is unchanged while the For Life Guarantee is in effect; Otherwise

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.

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The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). IN RECALCULATING THE GWB, THE GWB COULD BE REDUCED BY MORE THAN THE WITHDRAWAL AMOUNT. THE GAWA IS ALSO LIKELY TO BE REDUCED. THEREFORE, PLEASE NOTE THAT WITHDRAWING MORE THAN THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, IN A CONTRACT YEAR MAY HAVE A SIGNIFICANTLY NEGATIVE IMPACT ON THE VALUE OF THIS BENEFIT.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

          o    The GWB after the withdrawal.

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The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 171.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. We monitor for whether your requested RMD exceeds the standardized calculation for your contract and we will impose the applicable charges, if necessary, which will be reflected in the confirmation of the transaction. For information regarding the standardized calculation for your contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net ofany applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

     * The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.

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We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a "Step-Up").

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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WITH A STEP-UP -

     The GWB equals the Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, Or

     *    The GAWA prior to Step-Up.

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PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. PLEASE BE AWARE THAT ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the "Bonus" subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation. OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 16 of this supplement regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; Or

     *    Zero.

     The GAWA:

     *    Is unchanged so long as the For Life Guarantee is in effect; Otherwise

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

--- -- --------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 171.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 51FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
--------------------------------------------------------------------------------

     * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

     * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * With any Step-Up (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 6% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
--------------------------------------------------------------------------------

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* Under DEATH BENEFIT, in the part entitled "Optional Death Benefits," please insert the following new subsection after the subsection entitled "LifeGuard Freedom DB":

     LIFEGUARD FREEDOM 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

          (a)  The Contract's  Basic Death Benefit (see the description  above);
               or

          (b)  The GMWB Death Benefit

     The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

     At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.

     With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00. In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

     The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus. THE GMWB DEATH BENEFIT WILL TERMINATE ON THE DATE THE CONTRACT VALUE EQUALS ZERO.

     For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 7 of this supplement.

     Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

          * Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

          * Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

               If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

          * Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

               (a)  = the GMWB Death Benefit on the Income Date; and

               (b)  = the Contract Value on the Income Date.

          * Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

               (a)  = the GMWB Death Benefit on the Income Date; and

               (b)  = the Contract Value on the Income Date.

          * Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

               (a)  = the GMWB Death Benefit on the Income Date; and

               (b)  = the Contract Value on the Income Date.

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*    Under APPENDIX A, please insert the following:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


(TO BE USED WITH NV5890 04/09)                                   NMV4020NY 09/09

PART C. OTHER INFORMATION

Item 24        Financial Statements and Exhibits

               (a) Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                            Not Applicable

                     (2) Financial statements and schedules included in Part B:

                            JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2008
                            Statement of Operations for the period ended
                              December 31, 2008
                            Statement of Changes in Net Assets for the periods
                              ended December 31, 2008 and 2007
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2008 and 2007
                            Income Statements for the years ended December 31,
                              2008, 2007 and 2006
                            Statements of Stockholder's Equity and
                              Comprehensive Income for the years ended
                              December 31, 2008, 2007 and 2006
                            Statements of Cash Flows for the years ended
                              December 31, 2008, 2007 and 2006
                            Notes to Financial Statements

Item 24.(b)        Exhibits

Exhibit No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3,1997 (File Nos. 333-37175 and 811-08401).

2.   Not Applicable

3.

a.   General  Distributor  Agreement  dated  June  30,  1998,   incorporated  by
     reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.

a. Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b. Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e. Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

j.   Specimen  of  Highest   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on September 22, 2003 (File Nos. 333-70384 and 811-08401).

l. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

m. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

n.   Form  of  Reduced   Administration  Charge  Endorsement,   incorporated  by
     reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

o.   Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p. Specimen of Enhanced Dollar Cost Averaging Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

q. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

u. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

v.   Specimen  of  5%  Guaranteed  Minimum   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

w. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

x. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

y. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

z. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

aa. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's
     Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

bb. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

cc. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

dd. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ee. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ff.  Specimen  of  Highest   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

gg. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

hh. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated by reference to Registrant's Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-04801).

ii.  Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up   Endorsement,    incorporated   by   reference   to   Registrant's
     Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

jj. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's
     Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

kk. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ll.  Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

mm. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective
     Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

nn. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective
     Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

oo. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

pp. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

qq. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

rr. Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ss. Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

tt. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.  Specimen of the For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and  Annual  Step-Up   Endorsement,   incorporated   by  reference  to  the
     Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

vv. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

ww.  Specimen of the For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and  Annual  Step-Up   Endorsement,   incorporated   by  reference  to  the
     Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

xx. Speciman of the Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

yy. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

zz. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

aaa. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

bbb. Specimen  of the  Highest  Anniversary  Value Death  Benefit  Option  (HAV)
     Endorsement (7595NY 04/09), incorporated by reference to the Registrant's Post-effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ccc. Specimen of the For Life Guaranteed minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated by reference to the Registrant's Post-effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ddd. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), attached hereto.

eee. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), attached hereto.

fff. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), attached hereto.

ggg. Specimen   of  the  Reduced   Administration   Charge   Endorsement   (7536
     09/09),attached hereto.

5.

a. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-119659 and 811-08401).

c. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119659 and 811-08401).

d. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on November 29, 2007 (File Nos. 333-119659 and 811-08401).

e. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-119659 and 811-08401).

f. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

g. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

h. Form of the Perspective L Series Fixed and Variable Annuity Application, attached hereto.

6.

a.   Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.   By-laws  of   Depositor,   incorporated   by  reference   to   Registrant's
     Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.

a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

b. Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on October 6, 2008 (Files Nos. 333-119659 and 08401).

c. Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD.
     ("Reinsurer"), with effective date October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on October 6, 2008 (Files Nos. 333-119659 and 08401).

d. Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated by reference to the Registrant's Post-effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable



Item 25. Directors and Officers of the Depositor

Name and Principal Business Address       Positions and Offices with Depositor

Donald B. Henderson, Jr.                  Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                         Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                         Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                            Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                           Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                            Vice President, Actuary & Appointed
1 Corporate Way                           Actuary
Lansing, MI 48951

John B. Banez                             Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                           Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                             Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                         Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                            Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                            Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                         Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake                             Senior Vice President - Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                       Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                          Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                         Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                          Vice President, Assistant Secretary &
1 Corporate Way                           Director
Lansing, MI 48951

Clifford S. Hale, M.D.                    Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                           Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                         Executive Vice President, Chief
1 Corporate Way                           Financial Officer, Chairman of the
Lansing, MI 48951                         Board, & Director

Stephen A. Hrapkiewicz, Jr.               Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                          Executive Vice President & Chief
7601 Technology Way                       Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                      Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                     President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                        Chief Administrative Officer &
275 Grove St Building 2                   Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                           Senior Vice President, General
1 Corporate Way                           Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                             Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                         Executive Vice President & Chief
1 Corporate Way                           Information Officer
Lansing, MI 48951

Mark D. Nerud                             Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                          Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                           Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                        Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                          Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                         Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                            Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                     Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                           Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                          Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401


Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Maple Road Warehouse, LLC    Delaware                   100% Jackson National      Jackson Investment
                                                        Life Insurance Company

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP                                                      Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP                                                      Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   54.54% Jackson National    Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company


Item 27.   Number of Contract Owners as of June 30, 2009

           Qualified - 2,840
           Non-qualified - 1,743

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors LLC:



Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Senior Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC


Item 30.   Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31.   Management Services

           Not Applicable

Item 32. Undertakings and Representations

a.   Jackson  National Life Insurance  Company of New York hereby  undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 24th day of September, 2009.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                        September 24, 2009
Clark P. Manning, Jr.                                   Date
President and Chief Executive Officer

*THOMAS J. MEYER                                        September 24, 2009
Andrew B. Hopping,                                      Date
Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER                                        September 24, 2009
Herbert G. May III                                      Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                         September 24, 2009
Thomas J. Meyer                                         Date
Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER                                        September 24, 2009
John H. Brown                                           Date
Vice President and Director

*THOMAS J. MEYER                                        September 24, 2009
Marianne Clone                                          Date
Vice President and Director

*THOMAS J. MEYER                                        September 24, 2009
Julia A. Goatley                                        Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

*THOMAS J. MEYER                                        September 24, 2009
Russell E. Peck                                         Date
Vice President and Director

*THOMAS J. MEYER                                        September 24, 2009
Gregory B. Salsbury                                     Date
Vice President and Director

*THOMAS J. MEYER                                        September 24, 2009
Donald B. Henderson, Jr.                                Date
Director

*THOMAS J. MEYER                                        September 24, 2009
David C. Porteous                                       Date
Director

*THOMAS J. MEYER                                        September 24, 2009
Donald T. DeCarlo                                       Date
Director

*THOMAS J. MEYER                                        September 24, 2009
Gary A. Torgow                                          Date
Director

*THOMAS J. MEYER                                        September 24, 2009
John C. Colpean                                         Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and  333-137485),  JNLNY Separate  Account II (333-86933),  and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

MARIANNE CLONE
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director







                                  EXHIBIT LIST

EXHIBIT NO.       DESCRIPTION


4.


ddd. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), attached hereto as EX-4ddd.

eee. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), attached hereto as EX-4eee.

fff. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), attached hereto as EX-4fff.

ggg. Specimen   of  the  Reduced   Administration   Charge   Endorsement   (7536
     09/09),attached hereto.

5h. Form of the Perspective L Series Fixed and Variable Annuity Application, attached hereto as EX-5h.

9.   Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.